Long-term debt - Schedule of Information Related to Long-Term Bank Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2022
Notes Payable to Banks
Debt Instrument [Line Items]
Principal Amount	$ 184,994		$ 0
Banco Itau Chile Note, Due January 2027 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	5.65%
Principal Amount	$ 9,994		0
Citibank Note, Due January 2029 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	4.39%
Principal Amount	$ 50,000	$ 50,000	0
Bank of America, N.A., Due January 2029 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	4.40%
Principal Amount	$ 50,000	50,000	0
JPMorgan Chase Bank, N.A., Due January 2029 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	4.71%
Principal Amount	$ 50,000	$ 50,000	0
Banco Itau Uruguay Note, Due November 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	3.90%
Principal Amount	$ 8,000		0
Banco Itau Uruguay Note, Due January 2027 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	4.31%
Principal Amount	$ 9,500		0
Banco BBVA Uruguay Note, Due November 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	3.95%
Principal Amount	$ 2,000		0
Banco BBVA Uruguay Note, Due January 2027 | Notes Payable to Banks
Debt Instrument [Line Items]
Annual interest rate	4.10%
Principal Amount	$ 5,500		$ 0
4131 Bank Loans | Notes Payable to Banks
Debt Instrument [Line Items]
Ratio of net indebtedness to EBITDA	1.15
2029 Notes
Debt Instrument [Line Items]
Annual interest rate	6.125%					6.125%
Redemption price, amount				$ 2,813	$ 12,015
Principal Amount						$ 350,000